Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2022
Contingent consideration [abstract]
Disclosure of Contingent Consideration

	2022 A$	2021 A$
Opening balance	1,762,656	4,975,159
Change in fair value	936,354	(3,212,503)
Closing balance	2,699,010	1,762,656